Firsthand Funds

125 South Market, Suite 1200

San Jose, CA 95113

January 9, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:  Firsthand Funds (the “Registrant”)

File Nos. 33-73832 and 811-8268

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of the Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent Post-Effective Amendment to the Registrant’s registration statement on Form N-1A (Post-Effective Amendment No. 31), and (ii) that Post-Effective Amendment No. 31 to the Registrant’s Registration Statement was filed electronically with the Securities and Exchange Commission on December 30, 2005.

Please call the undersigned at 408-521-4402 if you have any questions with respect to this certification.

Sincerely,

/s/ Yakoub Bellawala
Secretary
Firsthand Funds

cc:	Steven G. Cravath, Esq.
Patrick Keniston, Esq.